Risk Management and Derivative Instruments - Schedule of Open Commodity Positions (Detail)	12 Months Ended
	Dec. 31, 2014 MMBTU
2015 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	3,700,000
Weighted-average fixed price	4.15
2015 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	130,000
Weighted-average floor price	4.00
Weighted-average ceiling price	4.64
2015 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Put Option [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	3,000,000
Weighted-average fixed price	3.75
Weighted-average deferred premium	(0.33)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	1,730,000
2015 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.09)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,605,278
Weighted-average fixed price	4.28
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	350,000
Weighted-average floor price	4.62
Weighted-average ceiling price	5.80
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Call Spreads [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	80,000	[1]
Weighted-average sold strike price	5.25	[1]
Weighted-average bought strike price	6.75	[1]
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,940,000
Spread	(0.12)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,280,000
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.11)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	150,000
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.08)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | CIG basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	210,000
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | CIG basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.25)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | TETCO STX basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	300,000
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | TETCO STX basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.09)
2015 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	91.67
Average Monthly Volume (Bbls)	46,500
2015 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price	85.00
Weighted-average ceiling price	101.35
Average Monthly Volume (Bbls)	2,000
2015 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Put Option [Member]
Derivative [Line Items]
Weighted-average deferred premium	(3.80)
Average Monthly Volume (Bbls)	26,000
Weighted-average fixed price	85.00
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	90.96
Average Monthly Volume (Bbls)	314,281
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price	80.00
Weighted-average ceiling price	94.00
Average Monthly Volume (Bbls)	5,000
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Spread	(7.07)
Average Monthly Volume (Bbls)	97,500
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)	57,500
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member] | Brent [Member]
Derivative [Line Items]
Spread	(9.73)
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)	40,000
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member] | WTI [Member]
Derivative [Line Items]
Spread	(3.25)
2015 [Member] | NGL Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	41.61
Average Monthly Volume (Bbls)	151,000
2015 [Member] | NGL Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	43.02
Average Monthly Volume (Bbls)	149,200
2016 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,570,000
Weighted-average fixed price	4.09
2016 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	1,100,000
Weighted-average floor price	4.00
Weighted-average ceiling price	4.71
2016 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Put Option [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	4,100,000
Weighted-average fixed price	3.75
Weighted-average deferred premium	(0.36)
2016 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	220,000
2016 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.08)
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,692,442
Weighted-average fixed price	4.40
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,508,333
Spread	(0.04)
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,103,333
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.06)
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	135,000
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	0.07
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | TETCO STX basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	270,000
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | TETCO STX basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	0.06
2016 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	84.80
Average Monthly Volume (Bbls)	8,500
2016 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price	80.00
Weighted-average ceiling price	99.70
Average Monthly Volume (Bbls)	27,000
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	85.83
Average Monthly Volume (Bbls)	332,813
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Spread	(9.56)
Average Monthly Volume (Bbls)	95,000
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)	55,000
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member] | Brent [Member]
Derivative [Line Items]
Spread	(13.35)
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)	40,000
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member] | WTI [Member]
Derivative [Line Items]
Spread	(4.34)
2016 [Member] | NGL Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	34.06
Average Monthly Volume (Bbls)	185,658
2016 [Member] | NGL Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	41.49
Average Monthly Volume (Bbls)	84,600
2017 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	1,770,000
Weighted-average fixed price	4.24
2017 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	1,050,000
Weighted-average floor price	4.00
Weighted-average ceiling price	5.06
2017 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Put Option [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	3,450,000
Weighted-average fixed price	3.75
Weighted-average deferred premium	(0.35)
2017 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	200,000
2017 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.08)
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,450,067
Weighted-average fixed price	4.31
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	415,000
Spread	0.00
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	300,000
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	(0.05)
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	115,000
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	0.14
2017 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	84.70
Average Monthly Volume (Bbls)	28,000
2017 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	84.38
Average Monthly Volume (Bbls)	326,600
2018 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,900,000
Weighted-average fixed price	4.27
2018 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Put Option [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,850,000
Weighted-average fixed price	3.75
Weighted-average deferred premium	(0.35)
2018 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,160,000
Weighted-average fixed price	4.51
2018 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	115,000
Spread	0.15
2018 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	115,000
2018 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread	0.15
2018 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	84.50
Average Monthly Volume (Bbls)	31,625
2018 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	83.74
Average Monthly Volume (Bbls)	312,000
2019 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	1,914,583
Weighted-average fixed price	4.75
2019 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	85.52
Average Monthly Volume (Bbls)	160,000

[1]	These transactions were entered into for the purpose of eliminating the ceiling portion of certain collar arrangements, which effectively converted the applicable collars into swaps.